1. Organization and Acquisitions, Business Plan, and Liquidity (Details) - USD ($)	2 Months Ended
	Mar. 07, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of Purchase Price
Goodwill		$ 902,067	$ 902,067	$ 0
Impact Engineering [Member]
Purchase price	$ 1,000,000
Allocation of Purchase Price
Cash	49,742
Accounts receivable, net	93,811
Goodwill	902,067
Accrued expenses	$ 45,620